CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net revenues
Net revenues	$ 111,601,689	$ 90,281,397	$ 72,284,657
Cost of revenues
Unrelated parties	(68,893,594)	(49,957,227)	(40,490,139)
Related parties	(6,609,829)	(10,211,423)	(7,942,831)
Cost of Revenue	(75,503,423)	(60,168,650)	(48,432,970)
Gross profit	36,098,266	30,112,747	23,851,687
Operating expenses:
Selling and marketing	(2,640,095)	(2,292,880)	(1,608,584)
General and administrative	(23,961,054)	(17,428,575)	(11,994,024)
Other operating income	360,378
Other operating expenses	(193,763)
Total operating expenses	(26,434,534)	(19,721,455)	(13,602,608)
Profit from operations	9,663,732	10,391,292	10,249,079
Interest income	966,532	103,370	29,621
Interest expense	(37,792)	(40,079)
Other income	4,046,860	4,801,609	1,273,276
Other expenses	(1,081,919)	(174,366)	(200,938)
Income from operations before income taxes	13,557,413	15,081,826	11,351,038
Income taxes	(2,442,562)	(2,085,312)	(1,552,223)
Net income	11,114,851	12,996,514	9,798,815
Allocation to preferred shareholders		(2,738,594)	(2,467,117)
Net income attributable to ShangPharma Corporation's ordinary shareholders	11,114,851	10,257,920	7,331,698
Net income attributable to ShangPharma Corporation's ordinary shareholders per share
Basic	$ 0.03	$ 0.04	$ 0.04
Diluted	$ 0.03	$ 0.04	$ 0.04
Weighted average ordinary shares outstanding
Basic	335,538,405	233,874,361	208,005,986
Diluted	337,885,258	238,000,199	278,051,299
Unrelated parties
Net revenues
Net revenues	111,149,778	90,281,397	72,284,657
Related parties
Net revenues
Net revenues	$ 451,911